UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio

March 31, 2008
unaudited

Equity securities		Value
	Shares	(000)

Argentina - 0.47%
Empresa Distribuidora y Comercializadora Norte SA, Class B (ADR) (1)	1,037,300	$20,352
Grupo Financiero Galicia SA, Class B (1)	5	-
Grupo Financiero Galicia SA, Class B (ADR) (1)	1,175,700	7,783
Telecom Argentina SA, Class B (ADR) (1)	116,300	2,463
Tenaris SA (ADR)	770,300	38,399
		68,997

Brazil - 6.43%
B2W - Cía. Global do Varejo, ordinary nominative	179,400	6,045
B2W - Cía. Global do Varejo (GDR) (acquired 10/11/05, cost: $3,987,000) (2)	136,778	9,217
Banco do Estado do Rio Grande do Sul SA, Class B, preferred nominative	3,768,000	19,798
CESP - Cía. Energética de São Paulo, Class B, preferred nominative (1)	402,760	6,625
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	169,644	11,095
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	1,525,522	115,253
Cía. de Saneamento de Minas Gerais, ordinary nominative	1,444,800	21,289
Cía. Energética de Minas Gerais - CEMIG, preferred nominative	7,563,751	136,070
Cía. Energética de Minas Gerais - CEMIG, preferred nominative (ADR)	195,300	3,523
Cía. Vale do Rio Doce, ordinary nominative (ADR)	8,400	291
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	2,309,024	67,308
Companhia de Concessões Rodoviárias, ordinary nominative	4,216,200	62,340
Drogasil SA, ordinary nominative	1,521,000	11,335
Dufry South America Ltd. (BDR) (1)	2,238,500	40,769
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative	1,825,400	18,212
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	1,013,400	40,039
Helbor Empreendimentos SA, ordinary nominative	2,590,000	17,750
Itaúsa - Investimentos Itaú SA, preferred nominative	3,129,274	18,407
LIGHT - Serviços de Eletricidade SA, ordinary nominative	560,613	7,105
Marfrig Frigoríficos e Comércio de Alimentos SA, ordinary nominative	4,673,800	47,779
Marisa SA, ordinary nominative (1)	2,840,600	9,149
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $11,955,000) (2) (3) (4)	27,000	-
Perdigão SA, ordinary nominative	2,256,629	51,808
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	156,100	15,939
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	284,700	24,111
SLC Agrícola SA (1)	1,187,500	17,633
Telemig Celular Participações SA, preferred nominative (ADR)	462,458	26,203
Telemig Celular SA, Class G, preferred nominative	38,529	13,842
Tele Norte Celular Participações SA, ordinary nominative (1) (4)	184,298	8,211
Tele Norte Celular Participações SA, preferred nominative (4)	110,578	1,857
TIM Participações SA, ordinary nominative	8,831,302	36,616
TIM Participações SA, preferred nominative	14,993,002	48,635
TIM Participações SA, preferred nominative (ADR)	322,200	10,404
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	160,700	9,436
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	267,247	15,018
		949,112

Canada - 0.70%
Banro Corp. (1)	1,063,500	8,706
CIC Energy Corp. (1) (4)	3,240,200	53,620
Farallon Resources Ltd. (1)	5,710,500	4,391
Katanga Mining Ltd. (1)	1,457,533	22,133
Platmin Ltd. (1)	1,985,700	13,821
Platmin Ltd. (CDI) (1)	64,200	458
		103,129

Chile - 1.10%
Cía. de Telecomunicaciones de Chile SA (ADR)	6,402,418	54,421
Empresas La Polar SA	2,940,300	17,533
Empresa Nacional de Telecomunicaciones SA	428,000	7,618
Enersis SA (ADR)	2,648,500	46,825
Ripley Corp SA	39,636,796	35,546
		161,943

China - 9.25%
Acorn International, Inc.(ADR) (1)	75,000	570
Advanced Semiconductor Manufacturing Corp. Ltd. (Hong Kong) (1)	8,030,000	261
Air China Ltd. (Hong Kong)	6,584,400	5,549
AirMedia Group Inc. (ADR) (1)	913,574	14,526
Alibaba.com Ltd. (Hong Kong) (1)	3,313,000	6,946
Anhui Conch Cement Co. Ltd. (Hong Kong)	7,352,000	51,008
Anhui Conch Cement Co. Ltd., Class A Call Warrants issued by Citigroup, expire January 20, 2010 (acquired 12/21/06, cost: $860,000) (2)	236,600	1,803
Anhui Conch Cement Co. Ltd., Class A Call Warrants issued by Lehman Brothers, expire June 2, 2008 (acquired 5/31/06, cost: $359,000) (2)	96,795	739
ANTA Sports Products Ltd. (Hong Kong) (1)	26,015,600	27,654
Beijing Enterprises Holdings Ltd. (Hong Kong)	6,527,000	25,046
Bio-Treat Technology Ltd. (Singapore)	2,434,911	893
BYD Co. Ltd. (Hong Kong)	21,664,200	40,246
China Aoyuan Property Group Ltd. (Hong Kong) (1)	37,601,000	12,263
China Communications Construction Co. Ltd. (Hong Kong)	19,758,000	43,603
China Construction Bank Corp. (Hong Kong)	82,338,600	62,049
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong) (1)	27,219,000	39,943
China Huiyuan Juice Group Ltd. (Hong Kong) (1)	930,500	699
China Life Insurance Co. Ltd. (ADR)	283,506	14,759
China Mengniu Dairy Co. (Hong Kong)	19,132,000	56,240
China Molybdenum Co. Ltd. (Hong Kong) (1)	21,714,000	24,203
China Oilfield Services Ltd. (Hong Kong)	4,332,000	7,152
China Overseas Land & Investment Ltd. (Hong Kong)	21,156,083	39,396
China Railway Construction Corp. Ltd. (Hong Kong) (1)	10,470,500	14,395
China Resources Enterprise Ltd. (Hong Kong)	7,394,000	23,942
China Resources Land Ltd. (Hong Kong)	1,316,000	2,283
China Shenhua Energy Co. Ltd. (Hong Kong)	23,167,500	93,963
China Yurun Food Group Ltd. (Hong Kong)	6,305,000	8,009
COSCO Pacific Ltd. (Hong Kong)	13,026,000	25,369
Country Garden Holdings Co. Ltd. (Hong Kong) (1)	5,659,000	4,920
Ctrip.com International Ltd. (ADR)	919,780	48,767
Dongfang Electric Co. Ltd. (Hong Kong)	186,700	755
Focus Media Holding Ltd. (ADR) (1)	476,800	16,760
GOME Electrical Appliances Holding Ltd. (Hong Kong)	69,987,829	160,689
Huaneng Power International, Inc. (Hong Kong)	12,932,000	9,859
Industrial and Commercial Bank of China Ltd. (Hong Kong)	176,361,000	122,662
Intime Department Store (Group) Co. Ltd. (Hong Kong) (1)	1,101,500	791
KWG Property Holding Ltd. (Hong Kong) (1)	4,136,000	3,525
Lenovo Group Ltd. (Hong Kong)	79,412,700	50,939
Li Ning Co. Ltd. (Hong Kong)	7,104,000	20,200
New Oriental Education & Technology Group Inc. (ADR) (1)	511,900	33,202
Nine Dragons Paper Industries Co. Ltd. (Hong Kong)	46,760,200	38,339
Qinghai Salt Lake Potash Co. Ltd., Class A Call Warrants issued by UBS AG, expire May 10, 2010 (acquired 5/8/07, cost: $4,091,000) (2)	823,914	10,052
Semiconductor Manufacturing International Corp. (Hong Kong) (1)	143,843,000	10,001
Shanghai Forte Land Co. Ltd. (Hong Kong)	7,550,000	2,823
Shanghai Prime Machinery Co. Ltd. (Hong Kong)	20,880,000	5,441
Sinofert Holdings Ltd. (Hong Kong)	79,810,740	73,554
Suntech Power Holdings Co. Ltd. (ADR) (1)	471,800	19,136
Tong Ren Tang Technologies Co. Ltd. (Hong Kong)	804,900	1,084
TPV Technology Ltd. (Hong Kong)	50,126,000	29,794
Wumart Stores, Inc. (Hong Kong)	3,878,384	3,425
Xinao Gas Holdings Ltd. (Hong Kong)	8,898,000	16,084
Yanzhou Coal Mining Co. Ltd. (Hong Kong)	27,066,000	38,430
		1,364,741

Colombia - 0.31%
Cía. de Cemento Argos SA	1,999,900	7,487
Inversiones Argos SA	7,906,483	38,456
		45,943

Czech Republic - 0.06%
Telefónica 02 Czech Republic, AS	291,900	9,350

Egypt - 2.88%
Commercial International Bank (Egypt) S.A.E. (1)	883,146	14,935
Egyptian Company for Mobile Services S.A.E.	2,160,950	78,343
Orascom Construction Industries Co.	2,048,971	154,446
Orascom Construction Industries Co. (GDR)	361,456	54,149
Orascom Telecom Holding S.A.E. (GDR)	1,748,600	118,989
Raya Holding Co. for Technology and Communication S.A.E.	1,634,700	4,020
		424,882

Germany - 0.13%
C.A.T. oil AG (1)	1,103,502	18,661

Hong Kong - 1.10%
C C Land Holdings Ltd.	47,683,200	46,158
Clear Media Ltd. (1)	12,408,000	10,390
Foxconn International Holdings Ltd. (1)	12,769,000	17,388
Kerry Properties Ltd.	1,348,000	8,203
Kingboard Laminates Holdings Ltd.	3,264,500	1,920
Kingway Brewery Holdings Ltd.	8,215,300	1,723
Melco International Development Ltd.	443,000	622
Shangri-La Asia Ltd.	27,997,246	75,963
		162,367

Hungary - 0.02%
Magyar Telekom Telecommunications PLC	729,600	3,591

India - 6.46%
Ambuja Cements Ltd.	36,494,233	110,762
Apollo Hospitals Enterprise Ltd.	1,222,966	15,701
Apollo Hospitals Enterprise Ltd. (GDR)	233,800	3,002
Bharat Electronics Ltd.	380,971	10,175
Bharat Heavy Electricals Ltd.	376,458	19,483
Bharti Airtel Ltd. (1)	4,092,174	84,855
Cummins India Ltd.	1,182,073	9,569
DLF Ltd.	7,839,514	127,230
Dr. Reddy's Laboratories Ltd.	533,936	7,921
Future Capital Holdings Ltd. (1)	646,417	10,330
GMR Infrastructure Ltd. (1)	2,892,000	10,815
Hindustan Unilever Ltd.	1,173,389	6,760
Hotel Leelaventure Ltd.	2,840,500	2,870
Housing Development Finance Corp. Ltd.	1,177,294	70,364
India Cements Ltd.	2,710,000	12,672
Info Edge (India) Ltd.	4,663	101
Infosys Technologies Ltd.	858,820	31,014
Infrastructure Development Finance Co. Ltd.	6,697,291	25,386
Ishaan Real Estate PLC (1)	2,077,023	3,730
Jammu and Kashmir Bank Ltd.	537,400	9,191
Larsen & Toubro Ltd.	416,819	31,760
McLeod Russel India Ltd. (4)	5,566,169	9,190
Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (2)	284,195	29,047
Mundra Port and Special Economic Zone Ltd. (1)	127,697	1,856
Rajesh Exports Ltd.	7,591,146	14,786
Ranbaxy Laboratories Ltd.	1,926,894	21,209
Reliance Industries Ltd. (1)	287,193	16,315
Sanghvi Movers Ltd.	969,167	5,342
Shopper's Stop Ltd.	1,005,300	10,200
Shree Cement Ltd. (1)	617,122	16,942
Sobha Developers Ltd.	263,020	3,976
Steel Authority of India Ltd.	764,037	3,558
Sun Pharmaceutical Industries Ltd. (1)	242,857	7,499
Suzlon Energy Ltd. (1)	22,040,489	145,815
United Spirits Ltd.	1,607,383	60,786
Wipro Ltd.	365,778	3,968
		954,180

Indonesia - 3.09%
PT Astra International Tbk	32,786,500	87,014
PT Bank Mandiri (Persero) Tbk	113,853,500	39,276
PT Ciputra Surya Tbk (1)	30,567,500	1,973
PT Jaya Real Property	9,808,000	1,226
PT Medco Energi Internasional Tbk	50,490,500	18,398
PT Perusahaan Gas Negara (Persero) Tbk	3,253,500	5,035
PT Surya Citra Media Tbk	38,277,500	3,911
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	283,566,402	299,596
		456,429

Israel - 1.71%
"Bezeq" The Israel Telecommunication Corp. Ltd.	31,422,227	58,953
Bank Hapoalim B.M.	2,787,036	10,796
Bank Leumi le-Israel B.M.	4,094,044	17,597
Israel Chemicals Ltd.	2,844,406	39,796
Orbotech Ltd. (1)	425,673	7,807
Partner Communications Co. Ltd.	625,604	13,952
Supersol Ltd.	5,684,048	25,379
Teva Pharmaceutical Industries Ltd. (ADR)	1,694,600	78,274
		252,554

Kazakhstan - 0.33%
JSC KazMunaiGas Exploration Production (GDR)	1,934,700	48,210

Malaysia - 4.20%
AirAsia Bhd. (1)	35,786,500	15,369
Astro All Asia Networks PLC	6,357,300	6,980
Bumiputra-Commerce Holdings Bhd.	46,536,649	145,485
E & O Property Development Bhd. (1)	18,711,300	11,094
Gamuda Bhd.	15,375,600	15,937
Genting Bhd.	4,174,000	8,586
IJM Corp. Bhd. (4)	45,209,214	86,459
IOI Corp. Bhd.	28,558,675	63,726
Mah Sing Group Bhd.	30,938,633	13,486
MISC Bhd.	6,549,700	18,899
Naim Cendera Holdings Bhd.	8,876,700	10,455
Resorts World Bhd.	39,990,400	43,177
S P Setia Bhd.	39,872,950	46,675
StemLife Bhd. (4)	8,331,900	5,483
Tanjong PLC	4,527,800	23,830
Telekom Malaysia Bhd.	19,007,600	63,228
Transmile Group Bhd. (1) (4)	15,205,500	10,510
UMW Holdings Bhd.	16,017,692	30,389
		619,768

Mexico - 8.13%
América Móvil, SAB de CV, Series A	48,825,000	155,801
América Móvil, SAB de CV, Series L	42,221,320	134,609
América Móvil, SAB de CV, Series L (ADR)	3,983,800	253,728
Carso Infraestructura y Construcción, SAB de CV, Series B1 (1)	56,128,500	55,710
CEMEX, SAB de CV, ordinary participation certificates, units (ADR) (1)	4,121,923	107,665
Empresas ICA, SAB de CV, ordinary participation certificates (1)	13,998,051	83,231
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B (ADR)	253,756	5,659
Grupo Famsa, SAB de CV, Series A (1)	6,868,006	19,817
Grupo Financiero Inbursa, SAB de CV	24,319,000	72,985
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	1,744,228	42,280
Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B1 (1)	51,694,100	84,008
Industrias CH, SAB de CV, Series B (1)	2,904,100	11,472
Industrias Peñoles, SAB de CV	382,100	11,557
Kimberly-Clark de México, SAB de CV, Series A	7,431,950	32,978
Megacable Holdings, SAB de CV, ordinary participation certificates (1)	3,121,100	8,363
Teléfonos de México, SAB de CV, Series L (ADR)	2,440,500	91,763
Wal-Mart de México, SAB de CV, Series V	6,547,095	27,729
		1,199,355

Morocco - 0.12%
Holcim (Maroc) SA	46,585	17,602

Netherlands - 0.24%
Efes Breweries International NV (GDR) (1)	465,304	14,773
Vimetco NV (GDR) (1)	2,496,950	20,619
		35,392

Oman - 0.29%
BankMuscat (SAOG) (GDR)	2,040,632	42,602

Pakistan - 0.14%
Fauji Fertilizer Co. Ltd.	1,837,900	4,127
Oil and Gas Development Co. Ltd. (GDR)	791,800	16,430
		20,557

Peru - 0.12%
Cía. de Minas Buenaventura SAA (ADR)	256,700	17,584

Philippines - 1.11%
Ayala Land, Inc.	72,366,696	18,825
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
International Container Terminal Services, Inc.	15,874,588	12,102
Philippine Airlines, Inc. (1)	68,631,450	2,400
Philippine Long Distance Telephone Co.	320,690	21,590
Philippine Long Distance Telephone Co. (ADR)	173,500	11,531
PNOC Energy Development Corp.	529,738,000	75,461
SM Investments Corp.	2,313,829	15,729
SM Prime Holdings, Inc.	30,950,346	6,348
		163,986

Poland - 0.64%
Polski Koncern Naftowy ORLEN SA (1)	2,630,300	46,982
Telekomunikacja Polska SA	4,810,200	47,848
		94,830

Republic Of Croatia - 0.14%
HT - Hrvatske telekomunikacije d.d. (GDR) (1)	293,982	20,135

Russia - 9.22%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $6,042,000) (1) (2) (3) (4) (5)	11,124,839	16,026
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $16,849,000) (1) (2) (3) (4) (5)	17,991,464	32,444
Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $2,325,000) (1) (2) (3) (4) (5)	2,324,721	1,667
Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost: $3,849,000) (1) (2) (3) (4) (5)	3,849,000	3,593
Evraz Group SA (GDR)	1,976,450	170,545
Integra Group, Class A (GDR) (1)	2,133,110	23,532
JSC Polymetal (GDR) (1)	2,046,300	17,196
JSC Uralkali (1)	4,007,780	30,875
New Century Capital Partners, LP (acquired 12/7/95, cost: $1,488,000) (1) (2) (3)	5,247,900	5,951
OAO Gazprom	1,334,000	16,865
OAO Gazprom (ADR)	4,526,250	231,019
OAO Raspadskaya	434,612	2,869
OAO Severstal (GDR)	593,800	13,431
OAO TMK	1,212,914	9,703
OAO TMK (GDR)	1,511,506	49,117
OJSC LSR Group (GDR) (1)	1,313,400	18,779
OJSC M.video (1)	5,087,570	38,411
OJSC Magnit (1)	494,894	23,478
OJSC Magnitogorsk Iron and Steel Works (GDR)	6,955,200	110,566
OJSC MMC Norilsk Nickel (ADR)	2,158,700	60,810
OJSC Mobile TeleSystems (ADR)	1,234,700	93,652
OJSC Novolipetsk Steel (GDR)	1,691,850	72,743
OJSC OC Rosneft (GDR)	19,259,247	173,672
OJSC Pharmstandard (GDR) (1)	1,556,200	36,676
OJSC Power Machines (1)	66,002,565	13,201
OJSC Vimpel-Communications (ADR)	189,300	5,658
OJSC VTB Bank (GDR) (1)	913,100	6,609
Sberbank (Savings Bank of the Russian Federation)	16,021,314	50,147
Sberbank (Savings Bank of the Russian Federation) (GDR)	34,500	11,804
X5 Retail Group NV (GDR) (1)	665,050	19,615
		1,360,654

Singapore - 1.10%
Ascendas India Trust	28,651,500	21,703
Banyan Tree Holdings Ltd.	3,782,000	3,787
CapitaRetail China Trust	17,622,000	16,744
Olam International Ltd.	3,732,000	5,880
Straits Asia Resources Ltd.	9,693,000	23,020
Wilmar International Ltd. (1)	23,462,420	71,698
Yanlord Land Group Ltd.	12,563,000	19,567
		162,399

South Africa - 5.56%
Adcorp Holdings Ltd.	868,508	3,214
AngloGold Ashanti Ltd.	1,391,280	47,065
AngloGold Ashanti Ltd. (ADR)	1,695,885	57,592
Anglo Platinum Ltd.	288,341	42,324
Anglo Platinum Ltd., 6.38% convertible preferred, May 31, 2009	79,068	4,162
Aveng Ltd.	6,447,856	46,129
Gold Fields Ltd.	4,647,500	64,876
Gold Fields Ltd. (ADR)	208,560	2,884
Harmony Gold Mining Co. Ltd. (1)	6,043,508	72,029
Harmony Gold Mining Co. Ltd. (ADR) (1)	6,356,892	75,266
Impala Platinum Holdings Ltd.	1,668,987	64,173
Massmart Holdings Ltd.	738,602	6,085
MTN Group Ltd.	4,440,116	67,370
Murray & Roberts Holdings Ltd.	4,104,306	48,347
Mvelaphanda Resources Ltd. (1)	3,559,539	27,567
Naspers Ltd., Class N	1,054,658	18,341
Raubex Group Ltd.	2,843,945	12,654
Sappi Ltd.	2,454,606	27,890
Sappi Ltd. (ADR)	146,400	1,682
Sasol Ltd.	1,015,211	48,904
Sasol Ltd. (ADR)	100,900	4,883
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $10,827,000) (2) (3) (4) (5)	27,594	33,729
Standard Bank Group Ltd.	1,297,854	14,089
Wilson Bayly Holmes - Ovcon Ltd.	1,813,778	29,312
		820,567

South Korea - 8.75%
Cheil Communications Inc.	31,970	7,694
Daegu Bank, Ltd.	564,770	7,595
Gmarket Inc. (ADR) (1) (4)	2,503,089	53,616
GS Engineering & Construction Corp.	253,360	37,222
Hana Financial Holdings	289,500	11,908
Hankook Tire Co., Ltd.	3,183,940	51,010
Hite Brewery Co., Ltd.	267,020	30,100
Hynix Semiconductor Inc. (1)	2,100,490	59,203
Hyundai Mobis Co., Ltd.	109,520	8,550
Hyundai Steel Co.	655,700	46,004
Korean Reinsurance Co.	1,151,988	11,853
KT&G Corp.	385,010	30,192
LG Display Co., Ltd.	172,860	7,737
LG Display Co., Ltd. (ADR)	333,028	7,437
LG Electronics Inc.	103,830	13,349
LG Electronics Inc., nonvoting preferred	12,490	715
LG Telecom Ltd.	10,627,178	84,276
Lotte Shopping Co.	58,861	17,807
Lotte Shopping Co. (GDR)	2,900	42
Lotte Shopping Co. (GDR) (acquired 1/27/06, cost: $8,453,000) (2)	408,970	5,879
Macquarie Korea Infrastructure Fund	205,000	1,387
Macquarie Korea Infrastructure Fund (GDR)	4,843,310	29,060
Mirae Asset Securities Co., Ltd.	30,297	4,268
NHN Corp. (1)	224,753	52,590
POSCO	7,050	3,376
Samsung Electronics Co., Ltd.	286,643	182,205
Samsung Electronics Co., Ltd. (GDR)	758,028	237,133
Samsung Engineering Co., Ltd.	790,420	73,529
Samsung Securities Co., Ltd.	107,080	7,895
Samsung Techwin Co., Ltd.	550,160	30,065
Shinhan Financial Group Co., Ltd.	829,570	43,849
Shinsegae Co., Ltd.	39,506	24,930
SK Energy Co., Ltd.	951,220	98,253
SK Telecom Co., Ltd.	1,003	189
SK Telecom Co., Ltd. (ADR)	277,400	5,995
Sungshin Cement Co., Ltd. (1)	357,250	3,921
		1,290,834

Sri Lanka - 0.16%
Dialog Telekom Ltd.	149,615,180	23,258

Taiwan - 11.02%
AU Optronics Corp.	18,183,993	31,311
AU Optronics Corp. (ADR)	1,097,880	18,873
Cathay Financial Holding Co., Ltd.	8,803,196	22,661
CTCI Corp. (4)	34,332,870	28,920
Delta Electronics, Inc.	27,976,922	82,921
Formosa Plastics Corp.	36,538,000	110,698
Fubon Financial Holding Co., Ltd.	12,395,000	14,185
High Tech Computer Corp.	6,216,469	140,013
Hon Hai Precision Industry Co., Ltd.	45,475,468	261,105
Hon Hai Precision Industry Co., Ltd. (GDR)	1,027,343	11,568
InnoLux Display Corp.	29,115	78
MediaTek Incorporation	3,867,761	50,484
Phison Electronics Corp.	2,477,321	16,626
President Chain Store Corp.	5,042,517	17,287
Siliconware Precision Industries Co., Ltd.	1,408,493	2,396
Sincere Navigation Corp.	4,446,000	9,115
Sinyi Realty Inc.	1,677,000	7,440
Synnex Technology International Corp.	14,726,355	40,129
Taiwan Cement Corp.	102,336,470	201,032
Taiwan Mobile Co., Ltd.	19,794,422	38,166
Taiwan Semiconductor Manufacturing Co., Ltd.	208,750,176	434,573
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,052,700	10,811
TECO Electric & Machinery Co., Ltd.	86,872,000	53,575
Test-Rite International Co., Ltd.	16,066,643	10,531
Tong Yang Industry Co., Ltd.	4,618,770	4,271
Tripod Technology Corp.	1,588,760	5,409
Yageo Corp.	4,163,000	1,530
		1,625,708

Thailand - 1.57%
Banpu PCL	11,652,100	155,452
Banpu PCL, nonvoting depositary receipt	1,000,700	13,350
Bumrungrad Hospital PCL	34,760,100	37,867
Glow Energy PCL	8,734,800	8,938
Rojana Industrial Park PCL	30,256,300	15,573
		231,180

Turkey - 0.62%
Akbank TAŞ	5,360,261	22,585
Aktas Elektrik Ticaret AŞ (1)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	3,639,971	32,600
Coca-Cola İçecek AŞ, Class C	1,300,245	10,370
Migros Türk TAŞ	664,895	9,801
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B (1)	823,420	1,215
Türkiye Garanti Bankasi AŞ	1,493,989	6,744
Türkiye Petrol Rafinerileri AŞ	360,387	8,002
		91,317

United Arab Emirates - 0.10%
DP World Ltd. (1)	14,885,500	14,141

United Kingdom - 1.71%
Eurasian Natural Resources Corp. PLC (1)	5,306,523	103,712
Ferrexpo PLC (1)	6,025,493	42,319
Gem Diamonds Ltd. (1)	2,443,811	42,617
Kazakhmys PLC	258,790	8,199
Lonmin PLC	142,842	8,703
Lonrho PLC (1) (4)	20,377,200	15,163
Namakwa Diamonds Ltd. (1)	5,231,300	17,672
Volga Gas PLC (1)	1,382,346	14,539
		252,924

United States Of America - 0.52%
CTC Media, Inc. (1)	1,561,300	43,326
Genpact Ltd. (1)	1,700,300	20,829
Sohu.com Inc. (1)	297,400	13,422
		77,577

Vietnam - 0.10%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $3,914,000) (1) (2) (3)	1,415,941	5,876
Vietnam Resource Investments (Holdings) Ltd. (acquired 6/15/07, cost: $11,302,000) (1) (2) (3)	1,108,000	8,310
		14,186

Multinational - 0.56%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $6,704,000) (2) (3) (4) (5)	55,951	12,720
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $37,048,000) (2) (3) (4) (5)	45,853	56,212
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (4)	609,873	4,470
International Hospital Corp. Holding NV, convertible preferred (acquired 2/12/07, cost: $2,336,000) (1) (2) (4)	318,677	2,336
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240	499
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369	6,814
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $342,000) (2) (3) (4)	600,000	220
		83,271

Miscellaneous - 0.44%
Equity securities in initial period of acquisition		65,747

Total equity securities (cost: $9,272,611,000)		13,369,663

Bonds and notes	Units or principal	Value
	amount (000)	(000)

Argentina - 0.57%
Republic of Argentina:
Index-Linked, Payment-in-Kind Bond, 8.18% December 31, 2033 (6)	ARS 263,531	77,439
GDP-Linked Bond, 0% December 15, 2035 (7)	216,715	6,843
		84,282

Brazil - 0.13%
Banco BMG SA 8.75% July 1, 2010	$2,750	2,791
Banco BMG SA 8.75% July 1, 2010 (acquired 6/22/05, cost: $10,068,000) (2)	10,080	10,231
LIGHT - Serviços de Eletricidade SA 10.236% convertible debentures, June 30, 2015 (6)	BRL 3,282	3,922
Nota do Tesouro Nacional 10.00% January 1, 2017	5	2,338
		19,282

Colombia - 0.01%
Republic of Colombia 11.75% March 1, 2010	COP 3,100,000	1,730

Dominican Republic - 0.00%
Dominican Republic Payment-in-Kind Bond, 9.50% September 27, 2011 (acquired 5/12/05, cost: $576,000) (2)	$546	575

India - 0.01%
Rajesh Exports Ltd. 0% convertible debentures, February 21, 2012 (7)	1,400	1,498

Russia - 0.00%
Russian Federation 7.50% March 31, 2030 (6)	274	316

Turkey - 0.24%
Republic of Turkey:
14.00% January 19, 2011	TRY 2,300	1,561
Index-Linked Bond, 10.838% February 15, 2012 (6)	2,060	1,650
16.00% March 7, 2012	45,660	31,954
		35,165

Venezuela - 0.01%
Republic of Venezuela:
8.50% October 8, 2014	$129	120
7.65% April 21, 2025	1,225	986
		1,106

Total bonds and notes (cost: $145,533,000)		143,954

Short-term securities	Units or principal	Value
	amount (000)	(000)

Corporate short-term notes - 5.19%
Abbey National North America LLC 2.20% due 4/7/08	66,700	66,672
Australia and New Zealand Banking Group Ltd. 2.52% due 4/4/08	34,400	34,390
CBA (Delaware) Finance Inc. 2.71% due 5/5/08	4,200	4,189
DaimlerChrysler Revolving Auto Conduit LLC 3.35% due 4/2/08	24,100	24,095
Danske Corp., Delaware 2.75% due 4/4/08	29,300	29,291
Dexia Delaware LLC 2.85% due 4/7/08	75,000	74,958
Edison Asset Securitization, LLC 2.75% due 4/7/08	50,000	49,973
IBM International Group Capital LLC 2.56% due 4/7/08	28,500	28,486
ING (US) Funding LLC 3.04% due 4/7/08	24,700	24,685
International Lease Finance Corp. 2.71%-2.88% due 4/2-4/7/08	65,000	64,979
KfW 2.60% due 4/7/08	29,300	29,285
Liberty Street Funding Co. 3.10% due 4/1/08	50,000	49,996
Medtronic Inc. 2.25% due 4/7/08	56,000	55,975
National Australia Funding (DE) Inc. 2.22% due 4/7/08	40,400	40,383
Netjets Inc. 2.05% due 4/4/08	11,300	11,297
Old Line Funding LLC 2.96% due 4/7/08	43,400	43,375
Park Avenue Receivables Co. LLC 3.10% due 4/1/08	28,400	28,398
Rabobank USA Financial Corp. 2.62% due 5/12/08	25,100	25,017
Siemens Capital Co. LLC 2.30% due 4/4/08	55,700	55,686
The Coca-Cola Co. 2.53% due 6/6/08	500	498
USAA Capital Corp. 2.28% due 4/1/08	25,000	24,998
		766,626

Federal agency discount notes - 1.58%
Federal Home Loan Bank Discount Corp. 2.68%-2.70% due 4/2-4/4/08	143,200	143,164
Freddie Mac Discount Note 2.22% due 4/29/08	89,495	89,335
		232,499

Total short-term securities (cost: $999,132,000)		999,125

Total investment securities (cost: $10,417,276,000)		14,512,742

Net unrealized appreciation on foreign currency contracts (8)		18,243
Excess of cash and receivables over payables		226,562

Net assets		$14,757,547

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of March 31, 2008, the total value and cost of such securities were $258,410,000 and $263,919,000, respectively, and the value represented 1.75% of net assets.

(3) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance.

(4) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund. A summary of the fund's transactions in the securities of affiliated issuers during the nine months ended March 31, 2008 can be found in the investment in affiliates schedule below.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Coupon rate may change periodically.
(7) Represents a zero coupon security that may convert to a coupon-bearing security at a later date.
(8) As of March 31, 2008, the unrealized foreign currency contracts receivable consists of the following:

Abbreviations

Securities:
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts

Currencies other than U.S. dollars:
ARS - Argentine Peso
BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Koruna
HUF - Hungarian Forint
ILS - Israeli Shekel
MXN - Mexican Peso
PLN - Polish Zloty
TRY - New Turkish Lira
ZAR - South African Rand

	Contract amount		U.S. valuation

				Unrealized
				(depreciation)
	Non-U.S.	U.S.	Amount	appreciation
	(000)	(000)	(000)	(000)
Sales:
Chilean Peso to U.S. Dollar expiring 6/26/2008	CLP20,520,131	$44,794	$46,843	$(2,049)
Czech Koruna to U.S. Dollar expiring 5/7/2008	CZK128,311	7,289	8,010	(721)
Hungarian Forint to U.S. Dollar expiring 5/7/2008	HUF552,065	2,999	3,331	(332)
Israeli Shekel to U.S. Dollar expiring 6/13-9/15/2008	ILS448,217	126,807	126,582	225
Mexican New Peso to U.S. Dollar expiring 6/26/2008	MXN2,389,375	221,195	222,093	(898)
New Turkish Lira to U.S. Dollar expiring 6/23/2008	TRY59,056	45,281	43,055	2,226
Polish Zloty to U.S. Dollar expiring 5/8-8/8/2008	PLN152,584	63,741	68,133	(4,392)
South African Rand to U.S. Dollar expiring 4/29-7/29/2008	ZAR2,298,618	303,838	279,654	24,184

Foreign currency contracts ---net……………				$18,243

Federal income tax information

As of March 31, 2008, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $10,700,072,000. Net unrealized appreciation on investments aggregated $3,812,670,000, of which $4,439,803,000 related to appreciated securities and $627,133,000 related to depreciated securities.

					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
CIC Energy	2,608,700	631,500	-	3,240,200	$-	$53,620
CTCI	33,626,710	706,160	-	34,332,870	1,077	28,920
Gmarket	-	2,503,089	-	2,503,089	-	53,616
IJM	39,594,014	8,044,000	2,428,800	45,209,214	426	86,459
Lonrho	-	20,377,200	-	20,377,200	-	15,163
McLeod Russel India	5,566,169	-	-	5,566,169	138	9,190
StemLife	5,090,300	3,241,600	-	8,331,900	4	5,483
Tele Norte Celular Participações SA	31,913,830,561	-	31,913,535,685	294,876	41	10,068
Transmile Group	15,205,500	-	-	15,205,500	-	10,510

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	10,539,847	584,992	-	11,124,839	-	16,026
Baring Vostok Private Equity Fund III	16,901,200	1,090,264	-	17,991,464	-	32,444
Baring Vostok Private Equity Fund IV	150,137	6,023,584	-	6,173,721	-	5,260
Capital International Global Emerging
Markets Private Equity Fund	55,905	46	-	55,951	21	12,720
Capital International Private Equity Fund IV	44,370	1,483	-	45,853	260	56,212
International Hospital	887,506	41,044	-	928,550	-	6,806
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	7,313
New GP Capital Partners	27,000	-	-	27,000	12	-
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	53	220
South African Private Equity Fund III	27,594	-	-	27,594	42	33,729

Unaffiliated issuers*:
Transmeridian Exploration	5,808,500	337,400	6,145,900	-	-	-
Vietnam Resource Investments	1,108,000	-	-	1,108,000	-	-
					$2,074	$443,759

*Affiliated during the period but no longer affiliated at March 31, 2008.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: May 29, 2008

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: May 29, 2008